INTEREST EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense [line items]
Interest expense incurred	¥ 5,679	¥ 6,517	¥ 7,042
Less: Interest expense capitalized	(996)	(2,011)	(1,015)
Interest expense, gross amount	4,683	4,506	6,027
Interest expense on lease liabilities	9,200	9,349	9,646
Accretion expenses (Note 32)	1,135	1,343	1,418
Interest expense	¥ 15,018	¥ 15,198	¥ 17,091
Maximum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	4.35%	4.66%	4.66%
Minimum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	1.84%	2.60%	2.92%